                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06590

Morgan Stanley Insured Municipal Income Trust
                              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)             (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Insured Municipal Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust’s financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

Fund Report
For the year ended October 31, 2005

Market Conditions

Throughout the 12-month period ended October 31, 2005, economic reports continued to show moderate growth, sustained consumer spending, and reasonable gains in employment. Although core inflation (which excludes food and energy) remained benign, inflationary concerns mounted during the summer as heavy demand and geopolitical events drove oil prices to protracted highs. September brought heightened uncertainty in the wake of the unprecedented devastation caused by Hurricanes Rita and Katrina. The immediate economic impact was a major disruption of the nation’s energy infrastructure. However, in the weeks that followed, economists generally agreed that an initial slowdown would be followed by stimulus to growth from reconstruction.

The Federal Open Market Committee (the Fed) continued the ‘‘measured’’ rate tightening cycle it began in June of 2004, raising the federal funds target rate eight times during the 12-month period. As a result, the rate moved from 1.75 percent to 3.75 percent, a four-year high. Yet, as the period closed, signals from the Fed supported investors’ expectations of additional increases.

Although yields on short maturity bonds rose in response to the Fed’s actions, the yields of long-term municipal bonds were lower to unchanged. Representative yields on 30-year AAA rated municipal bonds declined from 4.60 percent at the start of the period to a low of 4.25 percent in the summer, returning to 4.60 percent at the end of October. Overall, the municipal yield curve continued to flatten and the yield spread (or differential between one-year rates and 30-year rates) narrowed. In this environment, the benefits of leveraged investment strategies proved less advantageous. (Leverage involves borrowing at short-term rates to purchase longer-term securities, thereby taking advantage of the differential between short- and long-term yields.)

Lower yields during most of the year led to a surge in refinancing activity, and municipal issuance remained strong. New issue volume increased by 12 percent to a record $336 billion during the first 10 months of the calendar year. As issuers rushed to refinance higher cost debt, refundings increased to 35 percent of total issuance, up from 24 percent in the first 10 months of 2004. Bonds backed by insurance dominated issuance and increased their market penetration to nearly 60 percent. Issuers in California, New York, Texas, Florida and Pennsylvania accounted for more than 40 percent of the total underwriting volume during the year-to-date period.

The municipal-to-Treasury yield ratio, which gauges performance between the two markets, remained attractive for tax-exempt bonds. The 30-year ratio averaged 97 percent during the period and moved as high as 102 percent in June. (Higher ratios indicate increased relative attractiveness of municipal bonds.) As a result, institutional investors that normally focus on taxable bond sectors supported municipals by ‘‘crossing over’’ to purchase tax-exempt bonds.

Performance Analysis

For the 12-month period ended October 31, 2005, the net asset value (NAV) of Morgan Stanley Insured Municipal Income Trust (IIM) decreased from $15.60 to $15.50 per share. IIM paid tax-free dividends totaling $0.81 per share. The Trust’s total NAV return was 5.30 percent. IIM’s value on the New York Stock Exchange (NYSE) moved from $14.09 to $13.86 per share during the same period. Based on this change plus reinvestment of dividends, the Trust’s total market return was 4.19 percent. On October 31, 2005, IIM’s NYSE market price was at a 10.58 percent discount to its NAV. During the 12-month period ended October 31, 2005, the Trust purchased and retired 1,108,679 shares of common stock at a weighted average market discount of 11.07 percent. Past performance is no guarantee of future results .

Monthly dividends for the fourth quarter of 2005, declared in September, were unchanged at $0.0675 per share. The dividend reflects the current level of the Trust’s net investment income. IIM’s level of undistributed net investment income was $0.120 per share on October 31, 2005, versus $0.108 per share 12 months earlier.1

During the period, the Trust maintained a conservative strategy in anticipation of continued Fed tightening and higher interest rates. The Trust’s duration* (a measure of interest rate sensitivity) was positioned defensively throughout the period. Overall, this duration stance tempered total returns early in the fiscal period when rates declined, but helped total returns as rates rose. Reflecting leverage, the Trust’s option-adjusted duration was 10.1 years at the end of the reporting period. Consistent with a commitment to diversification, the Trust’s net assets of approximately $498 million, including preferred shares, were invested among 12 long-term sectors and 89 credits.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Trust’s outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio’s cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During this 12-month period, ARPS leverage contributed approximately $0.17 per share to common-share earnings. The Trust has five ARPS series totaling $155 million, representing 31 percent of net assets, including preferred shares.

The Trust’s procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust’s shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.

* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline.
There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Trust in the future.
[1]Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

TOP FIVE SECTORS
Transportation	33.3%
Water & Sewer	26.7
Electric	20.5
Refunded	14.8
Public Facilities	10.8

CREDIT ENHANCEMENTS
Ambac	27.0%
FGIC	25.3
MBIA	24.2
FSA	21.1
XLCA	1.8
CIFG	0.6

Data as of October 31, 2005. Subject to change daily. All percentages for top five sectors are as a percentage of net assets applicable to common shareholders. All percentages for credit enhancements are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About
Portfolio Holdings

Each Morgan Stanley trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to trust shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley trust also files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Distribution by Maturity
(% of Long-Term Portfolio) As of October 31, 2005

Weighted Average Maturity: 18 Years (a)

(a)	Where applicable maturities reflect mandatory tenders, puts and call dates.
Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Total Investments

Arizona	2.1%
California	14.9
District of Columbia	3.0
Florida	5.5
Georgia	2.5
Hawaii	1.1
Illinois	6.2
Indiana	0.9
Kansas	1.0
Louisiana	0.9%
Massachusetts	3.3
Michigan	3.0
Minnesota	1.3
Missouri	0.7
Nebraska	1.0
Nevada	2.6
New Hampshire	0.9
New Jersey	4.0
New York	8.2%
North Carolina	1.9
Ohio	0.2
Oregon	0.6
Pennsylvania	4.9
Puerto Rico	0.9
Rhode Island	2.2
South Carolina	2.4
Texas	15.3
Utah	1.1%
Vermont	0.8
Virginia	1.4
Washington	4.4
West Virginia	0.6
Wisconsin	0.6
Joint exemptions*	(0.4)
Total†	100.0%

*	Joint exemptions have been included in each geographic location.
†	Does not include open short futures contracts with an underlying face amount of $63,790,628 with unrealized appreciation of $1,060,695.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of October 31, 2005

Years Bonds Callable—Weighted Average Call Protection: 7 Years

Cost (Book) Yield (b) —Weighted Average Book Yield: 5.0%

(a)	May include issues initially callable in previous years.
(b)	Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 5.9% on 3% of the long-term portfolio that is callable in 2005.
Portfolio structure is subject to change.

Morgan Stanley Insured Municipal Income Trust

Portfolio of Investments October 31, 2005

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (141.6%)
	General Obligation (9.3%)
$3,000	Los Angeles, California, Ser 2004 A (MBIA)	5.00%		09/01/24	$3,129,270
	District of Columbia,
5,000	Refg Ser 1993 B (Ambac)	5.50		06/01/09	5,339,450
6,000	Refg Ser 1993 B (FSA)	5.50		06/01/10	6,487,020
3,000	Massachusetts, Refg 2003 Ser D (Ambac)	5.50		10/01/19	3,382,380
	Pennsylvania,
1,495	First Ser 2003 RITES PA – 1112 A (MBIA)	6.571	‡	01/01/18	1,657,611
2,055	First Ser 2003 RITES PA – 1112 B (MBIA)	6.571	‡	01/01/19	2,363,024
4,000	Houston, Texas, Public Impr & Refg Ser 2001 B (FSA)	5.50		03/01/17	4,320,240
3,000	King County, Washington, Refg Ser B (MBIA)	5.25		01/01/34	3,117,780
2,500	Spokane School District #81, Washington, Ser 2005 (MBIA)	0.00	#	12/01/23	2,200,525
30,050					31,997,300
	Educational Facilities Revenue (7.2%)
2,500	University of Arizona COPs 2003 Ser B (Ambac)	5.00		06/01/23	2,590,025
	University of California,
2,000	Ser 2003 B (Ambac)	5.00		05/15/22	2,089,820
2,000	Multi Purpose Ser Q (FSA)	5.00		09/01/31	2,060,620
3,000	District of Columbia, American Association for the Advancement of Science Ser 1997 (Ambac)	5.125		01/01/27	3,098,400
1,300	New Hampshire Health & Education Facilities Authority, University of New Hampshire Ser 2001 (Ambac)	5.125		07/01/33	1,347,476
5,000	New Jersey Educational Facilities Authority, Higher Education Ser 2002 A (Ambac)††	5.25		09/01/21	5,367,100
1,000	University of Medicine & Dentistry, New Jersey, Ser 2004 COPs (MBIA)	5.00		06/15/29	1,032,110
3,000	University of North Carolina at Wilmington, Student Housing Ser 2005 COPs (FGIC)	5.00		06/01/36	3,075,900
4,000	University of Vermont & State Agricultural College, Ser 2005 (MBIA)	5.00		10/01/40	4,105,280
23,800					24,766,731
	Electric Revenue (20.5%)
10,000	California Department of Water Resources, Power Supply Ser 2002 A (Ambac)	5.375		05/01/18	10,804,400
4,000	Lafayette, Louisiana, Utilities Ser 2004 (MBIA)	5.25		11/01/25	4,218,520
5,000	Nebraska Public Power District, 2003 Ser A (Ambac)	5.00		01/01/35	5,139,050
3,000	Long Island Power Authority, New York, Refg Ser 2003 C (FSA)	5.00		09/01/28	3,106,950
6,000	North Carolina Municipal Power Agency #1, Catawba Ser 2003 A (MBIA)	5.25		01/01/19	6,409,020

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$10,000	South Carolina Public Service Authority, Ser 2003 A (Ambac)	5.00%		01/01/27	$10,350,100
	Lower Colorado River Authority, Texas,
10,000	Refg Ser 1999 A (FSA)	5.875		05/15/16	10,860,200
5,000	Refg Ser 2001 (FSA)	5.00		05/15/26	5,120,050
8,800	Refg Ser 2002 (MBIA)	5.00		05/15/31	9,007,856
5,000	Intermountain Power Agency, Utah, 2003 Ser A (FSA)	5.00		07/01/21	5,229,550
66,800					70,245,696
	Hospital Revenue (4.6%)
2,000	Illinois Finance Authority, Swedish American Hospital Ser 2004 (Ambac)	5.00		11/15/31	2,040,780
2,000	Indiana Health Facilities Financing Authority, Community Health Ser 2005 A (Ambac)	5.00		05/01/35	2,048,640
1,000	Minneapolis Health Care Systems, Minnesota, Fairview Health 2005 Ser D (Ambac)	5.00		11/15/30	1,032,670
105	Missouri Health & Educational Facilities, SSM Health Care Ser 1998 A (MBIA)	5.00		06/01/22	108,038
1,500	Medical University Hospital Authority, South Carolina, FHA Insured Mtge Refg Ser 2004 A (MBIA)	5.25		02/15/25	1,583,040
	Amarillo Health Facilities Corporation, Texas,
3,020	Baptist St Anthony's Hospital Ser 1998 (FSA)	5.50		01/01/16	3,293,642
5,075	Baptist St Anthony's Hospital Ser 1998 (FSA)	5.50		01/01/17	5,541,951
14,700					15,648,761
	Industrial Development/Pollution Control Revenue (4.4%)
5,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Ser 1999 C (AMT) (Ambac)	6.20		11/01/29	5,467,900
5,000	La Cygne, Kansas, Kansas City Power & Light Co Refg Ser 2005 (XLCA)	4.65		09/01/35	4,768,600
3,000	New York State Energy Research & Development Authority, Brooklyn Union Gas Co 1991 Ser D (AMT) (MBIA)	8.642	‡	07/08/26	3,013,500
2,000	Delaware County Industrial Development Authority, Pennsylvania, Aqua Inc Ser A 2005 (AMT) (FGIC)	5.00		11/01/37	2,024,660
15,000					15,274,660
	Nursing & Health Related Facilities Revenue (1.7%)
5,490	New Jersey Health Care Facilities Financing Authority, Greystone Psychiatric Hospital Ser 2005 (Ambac)	5.00		09/15/19	5,778,170

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Public Facilities Revenue (10.8%)
$15,000	Miami-Dade County School Board, Florida, 2003 Ser A (FGIC)	5.00%		08/01/29	$15,430,650
3,000	Orange County School Board, Florida, Ser 2001 A COPs (Ambac)	5.25		08/01/14	3,257,910
6,000	Massachusetts School Building Authority, Dedicated Sales Tax Ser 2005 A (FSA)	5.00		08/15/19	6,359,400
4,200	New York State Dormitory Authority, School Districts Ser 2002 E (MBIA)	5.50		10/01/17	4,618,488
3,000	Oregon Department of Administrative Services, Ser 2005 B COPs (FGIC)	5.00		11/01/24	3,133,260
4,000	Puerto Rico Public Buildings Authority, Refg Ser J (Ambac) (Mandatory Tender 07/01/12)	5.00		07/01/36	4,274,080
35,200					37,073,788
	Recreational Facilities Revenue (3.2%)
	Metropolitan Pier & Exposition Authority, Illinois,
3,000	McCormick Place Refg Ser 2002 B (MBIA)	0.00#	#	06/15/18	2,303,190
5,000	McCormick Place Ser 2002 A (MBIA)	5.25		06/15/42	5,154,500
2,400	Marion County Convention & Recreational Facilities Authority, Indiana, Refg Ser 2003 A (Ambac)	5.00		06/01/19	2,497,416
1,000	Casino Reinvestment Development Authority, New Jersey, Ser 2004 (Ambac)	5.25		01/01/22	1,074,750
11,400					11,029,856
	Transportation Facilities Revenue (33.3%)
1,000	Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport Ser 2002 B (AMT) (FGIC)	5.75		07/01/19	1,084,110
	California Infrastructure & Economic Development Bank,
5,000	Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (FGIC)	5.00		07/01/29	5,161,900
10,000	Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (Ambac)	5.00		07/01/33	10,291,200
9,000	Long Beach, California, Harbor Refg Ser 1998 A (AMT) (FGIC)	6.00		05/15/18	10,204,020
3,000	Miami–Dade County, Florida, Miami – Int’l Airport Ser 2005 A (AMT) (CIFG) (WI)	5.00		10/01/38	3,008,010
5,000	Atlanta, Georgia, Airport Ser C 2004 (FSA)	5.00		01/01/33	5,132,300
4,000	Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)	5.50		01/01/15	4,445,080
3,000	Massachusetts Turnpike Authority, Metropolitan Highway 1997 Ser A (MBIA)	5.00		01/01/37	3,035,250
5,000	Minneapolis – St Paul Metropolitan Airports Commission, Minnesota, Ser 2001 C (FGIC)	5.25		01/01/32	5,200,500
3,000	St Louis, Missouri, Lambert Int'l Airport Ser 2001 A (MBIA)	5.00		07/01/20	3,091,500

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$7,000	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (Ambac)	5.375%	01/01/40	$7,233,940
2,000	Delaware River Port Authority, Pennsylvania & New Jersey, Ser 1995 (FGIC)**	5.50	01/01/26	2,047,300
4,000	New Jersey Transportation Trust Fund Authority, Ser 2005 C (FGIC)	5.25	06/15/20	4,301,560
	Metropolitan Transportation Authority, New York,
3,000	Dedicated Tax Fund Ser 2002 A (FSA)	5.25	11/15/24	3,209,790
10,000	Transportation Refg Ser 2002 A (FGIC)	5.00	11/15/25	10,398,900
10,000	Triborough Bridge & Tunnel Authority, New York, Refg 2002 E (MBIA)	5.25	11/15/22	10,713,200
9,000	Dallas-Fort Worth International Airport, Texas, Ser 2003 A (AMT) (FSA)	5.375	11/01/22	9,445,860
3,000	Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)	5.25	08/15/35	3,117,900
4,000	Texas Turnpike Authority, Central Texas First Tier Ser 2002 A (Ambac)	5.50	08/15/39	4,311,240
3,000	Richmond Metropolitan Authority, Virginia, Refg Ser 2002 (FGIC)	5.25	07/15/22	3,323,700
5,000	Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA)	5.625	02/01/24	5,309,100
108,000				114,066,360
	Water & Sewer Revenue (26.7%)
5,000	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA)	5.00	07/01/24	5,193,850
4,000	Oxnard Financing Authority, California, Water Ser 2004 (XLCA)	5.00	06/01/28	4,082,400
	San Diego County Water Authority, California,
5,000	Ser 2002 A COPs (MBIA)	5.00	05/01/27	5,140,000
5,000	Ser 2004 A COPs (FSA)	5.00	05/01/29	5,173,950
5,000	Tampa Bay Water Authority, Florida, Ser 2001 A (FGIC)	5.00	10/01/28	5,119,300
5,000	Atlanta, Georgia, Water & Wastewater, Ser 2004 (FSA)	5.00	11/01/23	5,215,300
2,000	Augusta, Georgia, Water & Sewer, Ser 2004 A (FSA)	5.25	10/01/39	2,112,560
	Detroit, Michigan,
3,000	Sewage Refg Ser 2003 A (FSA)	5.00	07/01/26	3,106,980
8,000	Sewage Refg Ser 2003 A (FSA)	5.00	07/01/28	8,253,840
3,000	Sewage Disposal Ser 2001 A (FGIC)	5.125	07/01/31	3,087,540
5,080	Las Vegas Water District, Nevada, Impr & Refg Ser 2003 A (FGIC)	5.25	06/01/19	5,440,019
1,005	Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)	5.00	01/01/23	1,039,914
5,000	Philadelphia, Pennsylvania, Water & Wastewater Ser 1998 (Ambac)	5.25	12/15/14	5,458,750
15,000	Houston, Texas, Combined Utility Refg 2004 Ser A (FGIC)	5.25	05/15/23	15,981,600
5,000	King County, Washington, Sewer Refg 2001 (FGIC)	5.00	01/01/31	5,096,600

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
	Seattle, Washington,
$2,890	Water Refg 2003 (MBIA)	5.00%	09/01/20		$3,029,038
2,870	Water Refg 2003 (MBIA)	5.00	09/01/23		2,986,752
2,900	West Virginia Water Development Authority, Loan Program II Refg 2003 Ser B (Ambac)	5.25	11/01/23		3,125,881
3,000	Central Brown County Water Authority, Wisconsin, Water Ser 2005 (Ambac)	5.00	12/01/35		3,075,120
87,745					91,719,394
	Other Revenue (5.1%)
3,000	California, Economic Recovery Ser 2004 A (MBIA)	5.00	07/01/15		3,225,690
6,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (FGIC)	5.00	06/01/38		6,130,380
	New York City Transitional Finance Authority, New York,
2,000	2000 Ser C (Ambac)	5.25	08/01/21		2,151,380
2,500	2000 Ser C (Ambac)	5.25	08/01/22		2,689,225
3,000	Alexandria Industrial Development Authority, Virginia, Institute for Defense Analysis Ser 2000 A (Ambac)	5.90	10/01/30		3,312,750
16,500					17,509,425
	Refunded (14.8%)
5,000	Mesa Industrial Development Authority, Arizona, Discovery Health Ser 1999 A (MBIA)	5.875	01/01/10	†	5,485,400
1,000	Phoenix Industrial Development Authority, Arizona, Capital Mall LLC Ser 2000 (Ambac)	5.375	09/15/10	†	1,080,390
15,000	Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC)	5.50	01/01/11	†	16,350,450
2,700	New Hampshire Health & Education Facilities Authority, University of New Hampshire Ser 2001 (Ambac)	5.125	07/01/11	†	2,929,122
3,275	Massachusetts Municipal Wholesale Electric Company, 1993 Ser A (Ambac) (ETM)	5.00	07/01/10		3,418,510
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Pittsburgh Mercy Health Ser 1996 (Ambac) (ETM)	5.625	08/15/18		5,174,000
5,000	Allegheny County Sanitary Authority, Pennsylvania, Sewer Ser 2000 (MBIA)	5.50	12/01/10	†	5,460,250
10,000	Rhode Island Depositors Economic Protection Corporation, Refg 1992 Ser B (MBIA) (ETM)	6.00	08/01/17		10,739,400
46,975					50,637,522
461,660	Total Tax-Exempt Municipal Bonds (Cost $467,228,548)				485,747,663

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Short-Term Tax-Exempt Municipal Obligation (1.1%)
$3,800	Harris County Health Facilities Development Corporation, Texas, Methodist Hospital Ser 2005 B (Demand 11/01/05) (Cost $3,800,000)	2.72*	%	12/01/32	$3,800,000
$465,460	Total Investments (Cost $471,028,548) (a) (b)			142.7%	489,547,663
	Other Assets in Excess of Liabilities			2.5	8,526,356
	Preferred Shares of Beneficial Interest			(45.2)	(155,118,014)
	Net Assets Applicable to Common Shareholders			100.0%	$342,956,005

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
RITES	Residual Interest Tax-Exempt Securities (Illiquid securities).
WI	Security purchased on a when-issued basis.
†	Prerefunded to call date shown.
††	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $325,000.
‡	Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $7,034,135 which represents 2.1% of net assets applicable to common shareholders.
#	Currently a zero coupon security; will convert to 5.125% on December 1, 2008.
##	Currently a zero coupon security; will convert to 5.30% on June 15, 2012.
*	Current coupon of variable rate demand obligation.
**	Joint exemption in locations shown.
(a)	Securities have been designated as collateral in an amount equal to $67,527,973 in connection with open futures contracts and the purchase of a when-issued security.
(b)	The aggregate cost for federal income tax purposes is $470,938,112. The aggregate gross unrealized appreciation is $19,497,327 and the aggregate gross unrealized depreciation is $887,776, resulting in net unrealized appreciation $18,609,551.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
CIFG	CIFG Assurance North America Inc.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at October 31, 2005:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
500	Short	U.S. Treasury Notes 5 year December 2005	$(52,945,315)	$805,660
100	Short	U.S. Treasury Notes 10 year December 2005	(10,845,313)	255,035
		Total Unrealized Appreciation		$1,060,695

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Financial Statements

Statement of Assets and Liabilities

October 31, 2005

Assets:
Investments in securities, at value (cost $471,028,548)	$489,547,663
Cash	176,490
Receivable for:
Interest	8,133,529
Investments sold	3,380,975
Prepaid expenses and other assets	219,504
Total Assets	501,458,161
Liabilities:
Payable for:
Investments purchased	3,000,000
Investment advisory fee	115,219
Common shares of beneficial interest repurchased	77,400
Administration fee	34,139
Transfer agent fee	18,112
Variation margin	10,940
Accrued expenses and other payables	128,332
Total Liabilities	3,384,142
Preferred shares of beneficial interest (at liquidation value), (1,000,000 shares authorized of non-participating $.01 par value, 3,100 shares outstanding)	155,118,014
Net Assets Applicable to Common Shareholders	$342,956,005
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 22,130,159 shares outstanding)	$320,786,363
Net unrealized appreciation	19,579,810
Accumulated undistributed net investment income	2,650,359
Accumulated net realized loss	(60,527)
Net Assets Applicable to Common Shareholders	$342,956,005
Net Asset Value Per Common Share ($342,956,005 divided by 22,130,159 common shares outstanding)	$15.50

Statement of Operations

For the year ended October 31, 2005

Net Investment Income:
Interest Income	$24,213,239
Expenses
Investment advisory fee	1,382,600
Auction commission fees	692,422
Administration fee	409,660
Transfer agent fees and expenses	82,591
Professional fees	75,322
Shareholder reports and notices	49,702
Auction agent fees	35,398
Custodian fees	24,204
Registration fees	15,757
Trustees' fees and expenses	12,567
Other	69,848
Total Expenses	2,850,071
Less: expense offset	(23,748)
Net Expenses	2,826,323
Net Investment Income	21,386,916
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	3,046,220
Futures contracts	(467,757)
Net Realized Gain	2,578,463
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(9,884,799)
Futures contracts	3,126,434
Net Depreciation	(6,758,365)
Net Loss	(4,179,902)
Dividends to preferred shareholders from net investment income	(2,903,008)
Net Increase	$14,304,006

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2005	FOR THE YEAR ENDED OCTOBER 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$21,386,916	$22,599,751
Net realized gain (loss)	2,578,463	(5,489,188)
Net change in unrealized appreciation/depreciation	(6,758,365)	9,051,071
Dividends to preferred shareholders from net investment income	(2,903,008)	(2,823,792)
Net Increase	14,304,006	23,337,842
Dividends and Distribution to Common Shareholders from:
Net investment income	(18,336,951)	(21,955,427)
Net realized gain	—	(6,940,823)
Total Dividends and Distributions	(18,336,951)	(28,896,250)
Decrease from transactions in shares of beneficial interest	(15,479,394)	(14,118,667)
Net Decrease	(19,512,339)	(19,677,075)
Net Assets Applicable to Common Shareholders:
Beginning of period	362,468,344	382,145,419
End of Period (Including accumulated undistributed net investment income of $2,650,359 and $2,513,100, respectively)	$342,956,005	$362,468,344

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Notes to Financial Statements October 31, 2005

1.   Organization and Accounting Policies

Morgan Stanley Insured Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on February 26, 1993.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Insured Municipal Income Trust

Notes to Financial Statements October 31, 2005 continued

D.   Federal Income Tax Policy — It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust's weekly total net assets including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to Trust's weekly total net assets including preferred shares.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2005, aggregated $76,834,653 and $91,418,677, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2005, included in Trustees' fees and expenses in the Statement of Operations amounted to $6,209. At October 31, 2005, the Trust had an accrued pension liability of $53,717 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under

Morgan Stanley Insured Municipal Income Trust

Notes to Financial Statements October 31, 2005 continued

the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("preferred shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

SERIES	SHARES*	AMOUNT IN THOUSANDS*	RATE*	RESET DATE	RANGE OF DIVIDEND RATES**
1	400	$20,000	2.70%	11/07/05	1.36% – 2.95%
2	900	45,000	2.80	11/07/05	1.20 – 2.80
3	1,000	50,000	2.24	07/10/06	2.24
4	400	20,000	1.48	01/09/06	1.48
5	400	20,000	2.45	11/07/05	1.70 – 2.75

*	As of October 31, 2005.

**	For the year ended October 31, 2005.

Subsequent to October 31, 2005 and up through December 2, 2005, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 1.48% to 3.00% in the aggregate amount of $409,957.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley Insured Municipal Income Trust

Notes to Financial Statements October 31, 2005 continued

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE
Balance, October 31, 2003	24,240,138	$242,401	$350,142,023
Treasury shares purchased and retired (weighted average discount 8.33%)*.	(1,001,300)	(10,013)	(14,108,654)
Balance, October 31, 2004	23,238,838	232,388	336,033,369
Treasury shares purchased and retired (weighted average discount 11.07%)*	(1,108,679)	(11,087)	(15,468,307)
Balance, October 31, 2005	22,130,159	$221,301	$320,565,062

*	The Trustees have voted to retire the shares purchased.

6.   Dividends to Common Shareholders

On September 27, 2005, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.675	November 4, 2005	November 18, 2005
$0.675	December 9, 2005	December 23, 2005

7.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8.   Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts (‘‘futures contracts’’).

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Insured Municipal Income Trust

Notes to Financial Statements October 31, 2005 continued

9.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2005	FOR THE YEAR ENDED OCTOBER 31, 2004
Tax-exempt income	$21,335,959	$24,793,993
Long-term capital gains	—	6,940,823
Total distributions	$21,335,959	$31,734,816

As of October 31, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income	$2,732,240
Undistributed long-term gains	1,000,184
Net accumulated earnings	3,732,424
Temporary differences	(172,333)
Net unrealized appreciation	18,609,551
Total accumulated earnings	$22,169,642

During the year ended October 31, 2005, the Trust utilized its net capital loss carryforward of $4,714,427.

As of October 31, 2005, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $9,698.

Morgan Stanley Insured Municipal Income Trust

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2005		2004		2003		2002	2001
Selected Per Share Data:
Net asset value, beginning of period	$15.60		$15.76		$15.67		$15.42	$14.44
Income (loss) from investment operations:
Net investment income*	0.94		0.95		1.01		1.04	1.03
Net realized and unrealized gain (loss)	(0.19)		0.17		0.03		0.11	0.90
Common share equivalent of dividends paid to preferred shareholders*	(0.13)		(0.12)		(0.10)		(0.13)	(0.22)
Total income from investment operations	0.62		1.00		0.94		1.02	1.71
Less dividends and distributions from:
Net investment income	(0.81)		(0.92)		(0.90)		(0.82)	(0.78)
Net realized gain	—		(0.29)		—		—	—
Total dividends and distributions	(0.81)		(1.21)		(0.90)		(0.82)	(0.78)
Anti-dilutive effect of acquiring treasury shares*	0.09		0.05		0.05		0.05	0.05
Net asset value, end of period	$15.50		$15.60		$15.76		$15.67	$15.42
Market value, end of period	$13.86		$14.09		$14.73		$14.05	$14.13
Total Return†	4.19%		3.91%		11.53%		5.35%	16.70%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)	0.80	% (1)	0.82	% (1)	0.75	% (1)	0.72%	0.71%
Net investment income before preferred stock dividends	6.01%		6.11%		6.38%		6.82%	6.84%
Preferred stock dividends	0.81%		0.76%		0.66%		0.87%	1.43%
Net investment income available to common shareholders	5.20%		5.35%		5.72%		5.95%	5.41%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$342,956		$362,468		$382,145		$396,360	$405,226
Asset coverage on preferred shares at end of period	321%		334%		346%		355%	361%
Portfolio turnover rate	15%		17%		43%		17%	13%

*	The per share amounts were computed using an average number of common shares outstanding during the period.
†	Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)	Does not reflect the effect of expense offset of 0.01%.

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Insured Municipal Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Insured Municipal Income Trust (the "Trust"), including the portfolio of investments, as of October 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Insured Municipal Income Trust as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 19, 2005

Morgan Stanley Insured Municipal Income Trust

Shareholder Voting Results

On October 26, 2005, an annual meeting of the Trust's shareholders was held for the purpose of voting on the following matters, the results of which were as follows:

Election of Trustees by all Shareholders:

	FOR	WITHHELD
Wayne E. Hedien	17,516,105	567,321
Joseph J. Kearns	17,521,371	562,055
Fergus Reid	17,516,647	566,779

Election of Trustee by Preferred Shareholders:

	FOR	WITHHELD
Dr. Manuel H. Johnson	2,391	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, James F. Higgins and Michael E. Nugent.

Morgan Stanley Insured Municipal Income Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	197	Director of various business organizations.
Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	197	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Insured Municipal Income Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (69) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197
Fergus Reid (73) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Insured Municipal Income Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None
James F. Higgins (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Insured Municipal Income Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Ronald E. Robison (66) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	Since May 2003	President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2004); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001-July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.
Joseph J. McAlinden (62) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Adviser and Morgan Stanley Investment Management Inc.; Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Barry Fink (50) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director of the Investment Adviser and the Administrator; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of the Investment Adviser and the Administrator (February 1997-December 2001).
Amy R. Doberman (43) 1221 Avenue of Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management; Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser, Vice President of the Institutional and Retail Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); previously, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000 – July 2004) and General Counsel, Aeltus Investment Management Inc. (January 1997 – July 2000).
Carsten Otto (41) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Executive Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Executive Director of the Investment Adviser and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Morgan Stanley Insured Municipal Income Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Stefanie V. Chang (38) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Adviser; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).
Francis J. Smith (40) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and the Administrator (since December 2001); previously, Vice President of the Retail Funds (September 2002-July 2003); Vice President of the Investment Adviser and the Administrator (August 2000-November 2001).
Thomas F. Caloia (59) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Adviser, the Distributor and the Administrator; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Adviser; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Trust's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on January 7, 2005.

The Trust's Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

2005 Federal Tax Notice (unaudited)

For the year ended October 31, 2005, all of the Trust's dividends from net investment income received by both common and preferred shareholder classes were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

© 2005 Morgan Stanley

37958RPT-RA05-01054P-Y10/05	MORGAN STANLEY FUNDS
Morgan Stanley Insured Municipal Income Trust Annual Report October 31, 2005

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Trust has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the
Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d) Not applicable.

(e) Not applicable.

(f)

         (1) The Trust Code of Ethics is attached hereto as Exhibit A.

         (2) Not applicable.

         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

                                       2

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2005
                                                            REGISTRANT            COVERED ENTITIES(1)

              AUDIT FEES........................              $ 30,448              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......              $   6,105  (2)        $   (2)
                        TAX FEES................              $   5,026  (3)        $   (4)
                        ALL OTHER FEES..........              $ -                   $ -
              TOTAL NON-AUDIT FEES..............              $  11,131             $

              TOTAL.............................              $  41,579             $

           2004
                                                            REGISTRANT            COVERED ENTITIES(1)

              AUDIT FEES........................              $  28,989              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......              $   5,752  (2)        $ 5,067,400  (2)
                        TAX FEES................              $   4,455  (3)        $   545,053  (4)
                        ALL OTHER FEES..........              $ -                   $ - (5)
              TOTAL NON-AUDIT FEES..............              $  10,207             $ 5,612,453

              TOTAL.............................              $ 39,196              $ 5,612,453

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.
              (5)   All other fees represent project management for future
                    business applications and improving business and operational processes.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                 APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.       STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

---------------------------------------

(1)      This Audit Committee Audit and Non-Audit Services Pre-Approval Policy
         and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

  2.       DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

  3.       AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  4.       AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  5.       TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

  6.       ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

  8.       PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

  9.       ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

  10.      COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       7

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6.

See Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31,
2005.

                                       9

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES
------------------------------- --------------- ------------------ --------------------- ------------------------
Period                          (a) Total       (b) Average        (c) Total Number of   (d) Maximum Number (or
                                Number of       Price Paid per     Shares (or Units)     Approximate Dollar
                                Shares (or      Share (or Unit)    Purchased as Part     Value) of Shares (or
                                Units)                             of Publicly           Units) that May Yet Be
                                Purchased                          Announced Plans or    Purchased Under the
                                                                   Programs              Plans or Programs
------------------------------- --------------- ------------------ --------------------- ------------------------

November 1, 2004 --
November 30, 2004                      145,500           $13.8640          N/A                     N/A
------------------------------- --------------- ------------------ --------------------- ------------------------
December 1, 2004 --
December 31, 2004                      145,600           $13.7625          N/A                     N/A
------------------------------- --------------- ------------------ --------------------- ------------------------
January 1, 2005 --
January 31, 2005                        90,500           $13.9751          N/A                     N/A
------------------------------- --------------- ------------------ --------------------- ------------------------
February 1, 2005 --
February 28, 2005                       85,200           $14.1159          N/A                     N/A
------------------------------- --------------- ------------------ --------------------- ------------------------
March 1, 2005 --
March 31, 2005                         106,805           $13.7877          N/A                     N/A
------------------------------- --------------- ------------------ --------------------- ------------------------
April 1, 2005 --
April 30, 2005                          90,800           $13.6501          N/A                     N/A
------------------------------- --------------- ------------------ --------------------- ------------------------
May 1, 2005 ---
May 31, 2005                            90,574           $13.9343          N/A                     N/A
------------------------------- --------------- ------------------ --------------------- ------------------------
June 1, 2005 ---
June 30, 2005                           86,000           $14.1620          N/A                     N/A
------------------------------- --------------- ------------------ --------------------- ------------------------
July 1, 2005 ---
July 31, 2005                           75,300           $14.2197          N/A                     N/A
------------------------------- --------------- ------------------ --------------------- ------------------------
August 1, 2005 ---
August 31, 2005                         76,600           $14.3175          N/A                     N/A
------------------------------- --------------- ------------------ --------------------- ------------------------
September 1, 2005 ---
September 30, 2005                      62,900           $14.3438          N/A                     N/A
------------------------------- --------------- ------------------ --------------------- ------------------------
October 1, 2005 ---
October 31, 2005r                       52,900           $13.8783          N/A                     N/A
------------------------------- --------------- ------------------ --------------------- ------------------------
Total                                1,108,679           $14.0009          N/A                     N/A
------------------------------- --------------- ------------------ --------------------- ------------------------

                                       10

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       11

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005

                                       12

                                                              EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
      --------------------------------------------------------------------
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005
            ---------------------------------------------------------

I. This Code of Ethics (the "Code") for the investment companies within the
Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer, President,
Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o        honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o        full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in
                  other public communications made by the Fund;

         o        compliance with applicable laws and governmental rules and regulations;

         o        prompt internal reporting of violations of the Code to an
                  appropriate person or persons identified in the Code; and

         o        accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       13

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o        use his personal influence or personal relationships
                  improperly to influence investment decisions or financial
                  reporting by the Fund whereby the Covered Officer would
                  benefit personally (directly or indirectly);

         o        cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o        use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade
                  personally in contemplation of the market effect of such
                  transactions.

                                       14

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o        service or significant business relationships as a director on the board of any public or private company;

         o        accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any
                  person or entity with which the Fund has current or
                  prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

         o        any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o        a direct or indirect financial interest in commissions,
                  transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares
                  other than an interest arising from the Covered Officer's
                  employment, such as compensation or equity ownership.

III.          DISCLOSURE AND COMPLIANCE

         o        Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally
                  applicable to the Funds;

         o        each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others,
                  whether within or outside the Fund, including to the Fund's
                  Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o        each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                  understandable disclosure in the reports and documents the
                  Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       15

          o       it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                  applicable laws, rules and regulations.

IV.           REPORTING AND ACCOUNTABILITY

               Each Covered Officer must:

          o       upon adoption of the Code (thereafter as applicable, upon
                  becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

          o       annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

          o       not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;
                  and

          o       notify the General Counsel promptly if he/she knows or
                  suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

              The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

              The Funds will follow these procedures in investigating and enforcing this Code:

          o       the General Counsel will take all appropriate action to
                  investigate any potential violations reported to him;

          o       if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

          o       any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

          o       if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company
                  Act (the "Independent Directors/Trustees/Managing General
                  Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action,

---------------------------

(2)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       16

                  which may include review of, and appropriate modifications to, applicable policies and procedures; notification to
                  appropriate personnel of the investment adviser or its board;
                  or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

           o      the Independent Directors/Trustees/Managing General Partners
                  of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

           o      any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.              OTHER POLICIES AND PROCEDURES

              This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.             AMENDMENTS

              Any amendments to this Code, other than amendments to Exhibits A,
B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

   VII.        CONFIDENTIALITY

              All reports and records prepared or maintained pursuant to this
Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       17

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:_____________________

                                       18

                                    EXHIBIT A
                                    ---------

                                    FUND LIST

                                       AT
                               SEPTEMBER 20, 2005

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS
     --------------------------

1.  Active Assets Government Securities Trust ("AA Government")
2.  Active Assets Institutional Government Securities Trust ("AA Institutional
    Government")
3.  Active Assets Institutional Money Trust ("AA Institutional Money")
4.  Active Assets Money Trust ("AA Money")
5.  Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.  Morgan Stanley U.S. Government Money Market Trust ("Government Money")

     TAX-EXEMPT MONEY MARKET FUNDS
     -----------------------------

7.  Active Assets California Tax-Free Trust ("AA California")
8.  Active Assets Tax-Free Trust ("AA Tax-Free")
9.  Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
    Daily")
10. Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11. Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

     EQUITY FUNDS
     ------------

12. Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")+
13. Morgan Stanley Allocator Fund ("Allocator Fund")+
14. Morgan Stanley American Opportunities Fund ("American Opportunities")+
15. Morgan Stanley Biotechnology Fund ("Biotechnology Fund")+
16. Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
17. Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
18. Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
19. Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
20. Morgan Stanley European Equity Fund Inc. ("European Equity")+
21. Morgan Stanley Financial Services Trust ("Financial Services")+
22. Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
23. Morgan Stanley Global Advantage Fund ("Global Advantage")+

                                       19

24. Morgan Stanley Global Dividend Growth Securities ("Global Dividend Growth")+
25. Morgan Stanley Global Utilities Fund ("Global Utilities")+
26. Morgan Stanley Growth Fund ("Growth Fund")+
27. Morgan Stanley Health Sciences Trust ("Health Sciences")+
28. Morgan Stanley Income Builder Fund ("Income Builder")+
29. Morgan Stanley Information Fund ("Information Fund")+
30. Morgan Stanley International Fund ("International Fund")+
31. Morgan Stanley International SmallCap Fund ("International SmallCap")+
32. Morgan Stanley International Value Equity Fund ("International Value")+
33. Morgan Stanley Japan Fund ("Japan Fund")+
34. Morgan Stanley KLD Social Index Fund ("KLD Social Index")+
35. Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
36. Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
      o     Domestic Portfolio
37. Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
38. Morgan Stanley Natural Resource Development Securities Inc. ("Natural
    Resource")+
39. Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
40. Morgan Stanley Real Estate Fund ("Real Estate")+
41. Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
42. Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
43. Morgan Stanley Special Growth Fund ("Special Growth")+
44. Morgan Stanley Special Value Fund ("Special Value")+
45. Morgan Stanley Total Market Index Fund ("Total Market Index")+
46. Morgan Stanley Total Return Trust ("Total Return")+
47. Morgan Stanley Utilities Fund ("Utilities Fund")+
48. Morgan Stanley Value Fund ("Value Fund")+

     BALANCED FUNDS
     --------------

49. Morgan Stanley Balanced Growth Fund ("Balanced Growth")+
50. Morgan Stanley Balanced Income Fund ("Balanced Income")+

     ASSET ALLOCATION FUND
     ---------------------

51. Morgan Stanley Strategist Fund ("Strategist Fund")+

     TAXABLE FIXED-INCOME FUNDS
     --------------------------

52. Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
53. Morgan Stanley Flexible Income Trust ("Flexible Income")+
54. Morgan Stanley Income Trust ("Income Trust")+
55. Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
56. Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
57. Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
58. Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration
    Treasury")

                                       20

59. Morgan Stanley Total Return Income Securities Fund ("Total Return Income")+
60. Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

     TAX-EXEMPT FIXED-INCOME FUNDS
     -----------------------------

61. Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
62. Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
63. Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
64. Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

     SPECIAL PURPOSE FUNDS
     ---------------------

65.      Morgan Stanley Select Dimensions Investment Series ("Select
         Dimensions")
            o        American Opportunities Portfolio
            o        Balanced Growth Portfolio
            o        Capital Opportunities Portfolio
            o        Developing Growth Portfolio
            o        Dividend Growth Portfolio
            o        Equally-Weighted S&P 500 Portfolio
            o        Flexible Income Portfolio
            o        Global Equity Portfolio
            o        Growth Portfolio
            o        Money Market Portfolio
            o        Utilities Portfolio

66.      Morgan Stanley Variable Investment Series ("Variable Investment")
            o        Aggressive Equity Portfolio
            o        Dividend Growth Portfolio
            o        Equity Portfolio
            o        European Growth Portfolio
            o        Global Advantage Portfolio
            o        Global Dividend Growth Portfolio
            o        High Yield Portfolio
            o        Income Builder Portfolio
            o        Information Portfolio
            o        Limited Duration Portfolio
            o        Money Market Portfolio
            o        Quality Income Plus Portfolio
            o        S&P 500 Index Portfolio
            o        Strategist Portfolio
            o        Utilities Portfolio

                                       21

CLOSED-END RETAIL FUNDS

     TAXABLE FIXED-INCOME CLOSED-END FUNDS
     -------------------------------------

67. Morgan Stanley Government Income Trust ("Government Income")
68. Morgan Stanley Income Securities Inc. ("Income Securities")
69. Morgan Stanley Prime Income Trust ("Prime Income")

     TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
     ----------------------------------------

70.      Morgan Stanley California Insured Municipal Income Trust ("California
         Insured Municipal")
71.      Morgan Stanley California Quality Municipal Securities ("California
         Quality Municipal")
72.      Morgan Stanley Insured California Municipal Securities ("Insured
         California Securities")
73.      Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
74.      Morgan Stanley Insured Municipal Income Trust ("Insured Municipal
         Income")
75.      Morgan Stanley Insured Municipal Securities ("Insured Municipal
         Securities")
76.      Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
77.      Morgan Stanley Municipal Income Opportunities Trust ("Municipal
         Opportunities")
78.      Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
         Opportunities II")
79.      Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
         Opportunities III")
80.      Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
81.      Morgan Stanley New York Quality Municipal Securities ("New York Quality
         Municipal")
82.      Morgan Stanley Quality Municipal Income Trust ("Quality Municipal
         Income")
83.      Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
         Investment")
84.      Morgan Stanley Quality Municipal Securities ("Quality Municipal
         Securities")

+- Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1. Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

   Active Portfolios:
          o        Active International Allocation Portfolio
          o        Emerging Markets Portfolio
          o        Emerging Markets Debt Portfolio

                                       22

          o        Equity Growth Portfolio
          o        European Real Estate Portfolio
          o        Focus Equity Portfolio
          o        Global Franchise Portfolio
          o        Global Value Equity Portfolio
          o        International Equity Portfolio
          o        International Magnum Portfolio
          o        International Small Cap Portfolio
          o        Money Market Portfolio
          o        Municipal Money Market Portfolio
          o        Small Company Growth Portfolio
          o        U.S. Real Estate Portfolio
          o        Value Equity Portfolio

         Inactive Portfolios*:

          o        China Growth Portfolio
          o        Gold Portfolio
          o        Large Cap Relative Value Portfolio
          o        MicroCap Portfolio
          o        Mortgage-Backed Securities Portfolio
          o        Municipal Bond Portfolio
          o        U.S. Equity Plus Portfolio

2. Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

   Active Portfolios:

          o        Advisory Foreign Fixed Income II Portfolio
          o        Advisory Foreign Fixed Income Portfolio
          o        Advisory Mortgage Portfolio
          o        Balanced Portfolio
          o        Core Plus Fixed Income Portfolio
          o        Equity Portfolio
          o        High Yield Portfolio
          o        Intermediate Duration Portfolio
          o        International Fixed Income Portfolio
          o        Investment Grade Fixed Income Portfolio
          o        Limited Duration Portfolio
          o        Mid-Cap Growth Portfolio
          o        Municipal Portfolio

----------------------

* Have not commenced or have ceased operations

                                       23

          o        U.S. Core Fixed Income Portfolio
          o        U.S. Mid-Cap Value Portfolio
          o        U.S. Small-Cap Value Portfolio
          o        Value Portfolio

   Inactive Portfolios*:

          o        Balanced Plus Portfolio
          o        Growth Portfolio
          o        Investment Grade Credit Advisory Portfolio
          o        Mortgage Advisory Portfolio
          o        New York Municipal Portfolio
          o        Targeted Duration Portfolio
          o        Value II Portfolio

3. The Universal Institutional Funds, Inc. ("Universal Funds")

   Active Portfolios:

          o        Core Plus Fixed Income Portfolio
          o        Emerging Markets Debt Portfolio
          o        Emerging Markets Equity Portfolio
          o        Equity and Income Portfolio
          o        Equity Growth Portfolio
          o        Global Franchise Portfolio
          o        Global Value Equity Portfolio
          o        High Yield Portfolio
          o        International Magnum Portfolio
          o        Mid-Cap Growth Portfolio
          o        Money Market Portfolio
          o        Small Company Growth Portfolio
          o        Technology Portfolio
          o        U.S. Mid-Cap Value Portfolio
          o        U.S. Real Estate Portfolio
          o        Value Portfolio

     Inactive Portfolios*:

          o        Balanced Portfolio
          o        Capital Preservation Portfolio
          o        Core Equity Portfolio
          o        International Fixed Income Portfolio
          o        Investment Grade Fixed Income Portfolio
          o        Latin American Portfolio
          o        Multi-Asset Class Portfolio
          o        Targeted Duration Portfolio

-----------------------

                                       24

4. Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

     Active Portfolios:

          o        Government Portfolio
          o        Money Market Portfolio
          o        Prime Portfolio
          o        Tax-Exempt Portfolio
          o        Treasury Portfolio

     Inactive Portfolios*:

          o        Government Securities Portfolio
          o        Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.       Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.       Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.       Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets
         Debt")
8.       Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.       Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global
         Opportunity")
10.      Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11.      The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12       The Malaysia Fund, Inc. ("Malaysia Fund")
13.      The Thai Fund, Inc. ("Thai Fund")
14.      The Turkish Investment Fund, Inc. ("Turkish Investment")

CLOSED-END FUND OF HEDGE FUNDS

15.      Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge
         Funds")

                                 IN REGISTRATION
MORGAN STANLEY RETAIL FUNDS
1.       Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS
1.       Morgan Stanley Absolute Return Fund

----------------

* Have not commenced or have ceased operations

                                       25

2.       Morgan Stanley Institutional Fund of Hedge Funds II

                                       26

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
              Francis Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       27

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       28

                                                                  EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Insured
     Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       29

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: December 19, 2005
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       30

                                                                EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Insured
     Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       31

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: December 19, 2005
                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial  Officer

                                       32

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Insured Municipal Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 19, 2005                          /s/ Ronald E. Robison
                                                 ---------------------------
                                                 Ronald E. Robison
                                                 Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Insured Municipal Income Trust and will be retained by Morgan Stanley Insured Municipal Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       33

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Insured Municipal Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 19, 2005                              /s/ Francis Smith
                                                     ----------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Insured Municipal Income Trust and will be retained by Morgan Stanley Insured Municipal Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

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